SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of investments [Table Text Block]
	June 30, 2026
	Cost	Unrealized gains	Unrealized losses	Fair value
Short-term investments
U.S. treasury notes	21,652,923	77,423	-	21,730,346
Investments - restricted
Certificates of deposits	500,000	8,229	-	508,229
Total	22,152,923	85,652	-	22,238,575

	December 31, 2025
	Cost	Unrealized gains	Unrealized losses	Fair value
Short-term investments
U.S. treasury notes	15,244,510	29,665	-	15,274,175
Total	15,244,510	29,665	-	15,274,175

Schedule of useful life of property and equipment [Table Text Block]
Vehicles	5 years
Display Airplane	5 years
Aircraft improvements	6 years
Engines	7 years

Schedule of anti-dilutive securities [Table Text Block]
	June 30, 2026	June 30, 2025
Warrants	2,623,920	18,199,074
Options	1,295,000	-
Restricted Share Units	250,001	-
	4,168,921	18,199,074

	2025	2024
Warrants	6,346,420	18,174,574
Options	2,415,000	-
Restricted Share Units	2,170,750	-
	10,932,170	18,174,574

Schedule of deferred income activity [Table Text Block]
Balance as of January 1, 2024	$397,000
Recognition of income recorded as deferred income as of December 31, 2024	(157,000)
Deferral of income billed during the year	104,800
Balance as of December 31, 2024	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000

Schedule of condensed financial statements [Table Text Block]
	Year ended December 31,
	2025	2024
Revenue	$-	$-
Less:
Consulting fees	4,263,195	998,364
Professional fees	2,521,680	786,338
Business development	1,841,982	360,000
Advertising and promotion	1,436,875	183,790
Contract labor and fuel	1,387,747	403,800
Research and development	1,027,203	-
Management fees	707,507	232,000
Interest expense	555,985	486,669
Change in fair value of derivative liability	970,866	1,642,697
Amortization of debt discount	500,937	1,777,505
Other segment items*	1,329,639	1,037,614
Net loss before taxes	$(16,543,616)	$(7,908,777)